Condensed Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Current Assets
Cash	$ 337,067	$ 25,000
Prepaid expenses	77,773
Total Current Assets	414,840	25,000
Deferred offering costs		13,491
Cash and marketable securities held in Trust Account	174,964,734
Total Assets	175,379,574	38,491
Current liabilities
Accounts payable and accrued expenses	52,549	2,092
Income taxes payable	169,029
Advances from related parties	1,962	13,491
Total Liabilities	223,540	15,583
Commitments
Common stock subject to possible redemption	170,156,033
Stockholder's Equity
Preferred stock value
Additional paid-in capital	4,665,985	24,569
Accumulated deficit	333,458	(2,092)
Total Stockholder's Equity	5,000,001	22,908
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY	175,379,574	38,491
Common Class A [Member]
Stockholder's Equity
Common stock value	127
Total Stockholder's Equity	127
Class F Common stock
Stockholder's Equity
Common stock value	431	431	[1]
Total Stockholder's Equity	$ 431	$ 431

[1]	Includes an aggregate of 562,500 shares held by the initial stockholder that are subject to forfeiture to the extent that the underwriters' over-allotment is not exercised in full (Note 7).